FINANCING RECEIVABLES (Schedule of Past Due Financing Receivables) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Related Allowances	$ (315,000)	$ (445,000)	$ (305,000)	$ (465,000)
Investment in sales-type leases - net, Carrying Value	17,272,871	18,252,772	22,661,504
Nonaccrual Status [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Recorded Investment	315,000	445,000	305,000
Related Allowances	(315,000)	(445,000)	(305,000)
Aged Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,733,000	11,872,000	15,837,000
31-90 Days	5,595,000	6,107,000	6,225,000
91+ Days	1,260,000	719,000	905,000
Billed Financing Receivables	17,588,000	18,698,000	22,967,000
Unbilled Financing Receivables
Total Recorded Investment	17,588,000	18,698,000	22,967,000
Related Allowances	(315,000)	(445,000)	(305,000)
Investment in sales-type leases - net, Carrying Value	17,273,000	18,253,000	22,662,000
Past Due Receivables [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	10,733,000	11,872,000	15,837,000
31-90 Days	5,595,000	6,107,000	6,225,000
91+ Days	945,000	274,000	600,000
Billed Financing Receivables	17,273,000	18,253,000	22,662,000
Unbilled Financing Receivables
Total Recorded Investment	17,273,000	18,253,000	22,662,000
Related Allowances
Investment in sales-type leases - net, Carrying Value	$ 17,273,000	$ 18,253,000	$ 22,662,000